PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

Supplement dated August 8, 2014 to the

Prospectuses dated July 25, 2014

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Prospectus.

Effective August 8, 2014, each Prospectus is revised as follows:

Private Advisors Alternative Strategies Master Fund

The first sentence of the third paragraph of the sub-section entitled “Investment Manager and Subadvisor” under the section entitled “Management of the Fund” is hereby deleted and replaced with the following:

New York Life Investments also pays the salaries and expenses of all personnel affiliated with the Fund, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Fund, including the fees paid to Private Advisors.

Private Advisors Alternative Strategies Fund

The first sentence of the third paragraph of the sub-section entitled “Investment Manager and Subadvisor” under the section entitled “Management of the Funds” is hereby deleted and replaced with the following:

New York Life Investments also pays the salaries and expenses of all personnel affiliated with the Funds, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Funds, including the fees paid to Private Advisors.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

(the “Funds”)

Supplement dated August 8, 2014 to the

Statements of Additional Information dated July 25, 2014

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Statement of Additional Information.

Effective August 8, 2014, the Board of Trustees has appointed J. Kevin Gao, currently Secretary and Chief Legal Officer of the Funds, as the interim Chief Compliance Officer, replacing Jeffrey A. Engelsman, who has resigned. Accordingly, all references and information pertaining to Jeffrey A. Engelsman are hereby deleted and the information in the “Officers (Who Are Not Board Members)” table under the section entitled “Board of Trustees and Officers” pertaining to J. Kevin Gao is hereby amended to add “Interim Chief Compliance Officer” to Mr. Gao’s list of Positions Held. During this interim appointment, the Funds will not be reimbursing New York Life Investments for a portion of Mr. Gao’s compensation.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.